Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of grants
Reimbursement payments and funding		€ 251,662
Contract liabilities		876,051	€ 22,802
CARES Act
Disclosure of grants
Amount of fund received	$ 284,600	249,168
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities		€ 852,437